RELATED PARTY TRANSACTIONS (Schedule of Name and Relationships with Related Parties) (Details)	12 Months Ended
Dec. 31, 2017
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A major shareholder of Hanwha Chemical Corporation
Hanwha Q CELLS Korea Corp. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Corp. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Advanced Materials Corporation [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Foodist Food Culture (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by significant shareholders of Hanwha Corporation, subsequently spun-off from H-Solution Co., Ltd.
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company in which Hanwha S&C has a significant shareholding	[1]
Hanwha Chemical [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
Hanwha Q CELLS Japan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha International [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
ReNew Akshay Urja Pvt. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	An investee company of Hanwha Q CELLS Corp.
Hanwha Chemical (Thailand) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A joint venture of Hanwha Q CELLS Günes Enerjisi A.Ş
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Bahcesaray Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
Hanwha Techm Hungary Zrt. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Chemical Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A Pension for the benefit of employees
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A Pension for the benefit of employees
Tri Energy Global Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
H-Solution Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by significant shareholders of Hanwha Corporation
Hanwha Engineering & Construction [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Razin En. San. ve Tic. A.S [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.	[2]
174 Power Global Corporation [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of H-Solution Co., Ltd.

[1]	Hancomm, Inc. has been excluded from the criteria of related party during 2015.
[2]	The companies have been subsidiaries of Hanwha S&C prior to the spin-off from H-Solution Co., Ltd